Joint operations (Joint operations proportionate interest in net assets table) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of joint operations [line items]
Total assets	$ 10,301,282	$ 9,907,007
McArthur River [Member]
Disclosure of joint operations [line items]
Ownership	69.81%
Principal place of business	Canada
Total assets	$ 1,011,469	963,183
Total liabilities	$ 57,890	53,373
Key Lake [Member]
Disclosure of joint operations [line items]
Ownership	83.33%
Principal place of business	Canada
Total assets	$ 516,791	485,635
Total liabilities	$ 264,001	248,107
Cigar Lake [Member]
Disclosure of joint operations [line items]
Ownership	54.55%
Principal place of business	Canada
Total assets	$ 978,600	1,010,646
Total liabilities	65,569	57,125
Joint Operations [Member]
Disclosure of joint operations [line items]
Total assets	2,506,860	2,459,464
Total liabilities	$ 387,460	$ 358,605